OPERATING LEASE (Tables)	12 Months Ended
Mar. 31, 2021
Operating Lease
SCHEDULE OF LEASE EXPENSES

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2020
Lease Cost
Operating lease cost (included in general and administrative expenses in the accompanying statement of operations)	$123,606	$137,600

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended March 31, 2021 and 2020	$93,241	$136,095
Weighted average remaining lease term – operating leases (in years)	-	0.9
Average discount rate – operating leases	4.0%	4.0%

SCHEDULE OF SUPPLEMENT RELATED TO LEASE

The supplemental balance sheet information related to leases for the period is as follows:

At March 31, 2020
Operating Leases
Long-term right-of-use asset	$123,606

Short-term operating lease liability	$125,679
Long-term operating lease liability	-
Total operating lease liabilities	$125,679